CONSOLIDATED STATEMENTS OF PARTNERS' EQUITY - USD ($) $ in Thousands	Total	Net Investment [Member]	Common Units [Member] Limited Partner, Public [Member]	Common Units [Member] Limited Partner, Affiliate [Member]	Subordinated Units [Member]	Subordinated Units [Member] Limited Partner, Affiliate [Member]	Incentive Distribution Rights [Member]	Noncontrolling Interest [Member]	PNGPC Predecessor [Member]	PNGPC Predecessor [Member] Net Investment [Member]	PNGPC Predecessor [Member] Common Units [Member] Limited Partner, Public [Member]	PNGPC Predecessor [Member] Common Units [Member] Limited Partner, Affiliate [Member]	PNGPC Predecessor [Member] Subordinated Units [Member]	PNGPC Predecessor [Member] Subordinated Units [Member] Limited Partner, Affiliate [Member]	PNGPC Predecessor [Member] Incentive Distribution Rights [Member]	PNGPC Predecessor [Member] Noncontrolling Interest [Member]	Delaware City Products Pipeline and Truck Rack [Member]	TVPC [Member]	TVPC [Member] Net Investment [Member]	TVPC [Member] Common Units [Member] Limited Partner, Public [Member]	TVPC [Member] Common Units [Member] Limited Partner, Affiliate [Member]	TVPC [Member] Subordinated Units [Member] Limited Partner, Affiliate [Member]	TVPC [Member] Incentive Distribution Rights [Member]	TVPC [Member] Noncontrolling Interest [Member]
Balance, beginning of period at Dec. 31, 2013	$ 98,636	$ 98,636	$ 0	$ 0		$ 0	$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	14,738
Net income attributable to TVPC	15,226	15,226	0	0		0	0	0	$ 3,104
Sponsor contributions to the Predecessor	56,946	56,946	0	0		0	0	0
Allocation of Predecessor net investment to unitholders	0	(30,906)	0	143		30,763	0	0
Allocation of DCR West Rack assets acquired to the unitholders	0	(39,279)	(4,249)	43,528		0	0	0
Allocation of Toledo Storage Facility assets acquired to the unitholders	0	(54,426)	(3,768)	58,194		0	0	0
Distribution to PBF LLC related to Offering	(328,664)	0	0	(1,525)		(327,139)	0	0
Distributions to PBF LLC related to the TVPC Acquisition	(270,000)	0	0	(270,000)		0	0	0
Quarterly cash distributions to unitholders	(14,916)	0	(7,397)	(211)		(7,308)	0	0
Proceeds from issuance of common units, net of underwriters’ discount and commissions	340,957	0	340,957	0		0	0	0
Net income attributable to PBF Logistics LP unitholders	29,964	0	14,740	415		14,809	0	0	0
Contributions from PBF LLC	1,669	0	0	1,669		0	0	0
Unit-based compensation expense	1,086	0	1,086	0		0	0	0
Offering costs	(5,000)	0	(5,000)	0		0	0	0
Balance, end of period at Dec. 31, 2014	(104,548)	15,745	336,369	(167,787)		(288,875)	0	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	73,605
Net income attributable to TVPC	243	(1,274)	0	0		0	0	0	1,517	$ 1,517	$ 0	$ 0		$ 0	$ 0	$ 0	$ (1,274)
Sponsor contributions to the Predecessor	1,872	1,872	0	0		0	0	0
Allocation of DCR West Rack assets acquired to the unitholders	0	(15,975)	(11,390)	27,365		0	0	0
Distribution from Delaware City Products Pipeline and Truck Rack	1,012	(1,012)	0	0		0	0	0
Distributions to PBF LLC related to the TVPC Acquisition	112,500	0	0	(112,500)		0	0	0
Quarterly cash distributions to unitholders	(50,151)	0	(23,458)	(3,282)		(22,876)	(535)	0
Proceeds from issuance of common units, net of underwriters’ discount and commissions	0
Net income attributable to PBF Logistics LP unitholders	73,848	0	34,606	4,585		34,657	0	0	0
Contributions from PBF LLC	3,256	0	0	3,256		0	0	0
Unit-based compensation expense	4,279	0	4,279	0		0	0	0
Other	(89)	0	(89)	0		0	0	0
Net Investment, ending balance at Dec. 31, 2015	(185,288)		340,317	(248,363)	$ (277,094)		(535)		387		0	0	$ 0		0
Balance, end of period at Dec. 31, 2015	(185,288)	387	340,317	(248,363)		(277,094)	(535)	0	387
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	80,389
Net income attributable to TVPC	6,250								1,233	$ 1,233	0	0		$ 0	0	$ 0		$ 5,017	$ 5,017	$ 0	$ 0	$ 0	$ 0	$ 0
Sponsor contributions to the Predecessor	358,552	358,552	0	0		0	0	0
Allocation of DCR West Rack assets acquired to the unitholders	0	(346,458)	0	174,650		(2,158)	0	173,966
Distributions to PBF LLC related to the TVPC Acquisition	(175,000)	0	0	(175,000)		0	0	0
Quarterly cash distributions to unitholders	(68,442)	0	(33,714)	(4,374)		(27,006)	(3,348)	0
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378	0	83,434	54,944		0	0	0
Net income attributable to PBF Logistics LP unitholders	80,960								0
Net income attributable to PBF Logistics LP unitholders	86,639	0	39,840	5,170		31,919	4,031	5,679
Contributions from PBF LLC	15	0	0	15		0	0	0
Unit-based compensation expense	4,360	0	4,360	0		0	0	0
Other	(393)	0	219	(223)		(1,744)	1,118	237
Net Investment, ending balance at Dec. 31, 2016	(27,311)		434,456	(193,181)	$ (276,083)		1,266		6,231		$ 0	$ 0	$ 0		$ 0
Balance, end of period at Dec. 31, 2016	$ 152,571	$ 6,231	$ 434,456	$ (193,181)		$ (276,083)	$ 1,266	$ 179,882	$ 6,231